Aberdeen Funds: Summary Prospectus

Aberdeen Emerging Markets Fund

February 28, 2014

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to Investor.Services.US@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated February 28, 2014, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2013, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GEGAX  Class C: GEGCX  Class R: GEMRX  Institutional Class: ABEMX  Institutional Service Class: AEMSX

Objective

The Aberdeen Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges" section on page 187 of the Fund's prospectus and in the "Additional Information on Purchases and Sales–Waiver of Class A Sales Charges" and "Reduction of Sales Charges" sections on pages 155-157 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%[1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.28%	0.20%	0.34%	0.20%	0.45%
Total Annual Fund Operating Expenses	1.43%	2.10%	1.74%	1.10%	1.35%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.43%	2.10%	1.74%	1.10%	1.35%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015 or the effective date of the 2015 annual update to the registration statement, whichever occurs first.

  Aberdeen Emerging Markets Fund: Summary Prospectus as of February 28, 2014  01

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$712	$1,001	$1,312	$2,190
Class C shares	$313	$658	$1,129	$2,431
Class R shares	$177	$548	$944	$2,052
Institutional Class shares	$112	$350	$606	$1,340
Institutional Service Class shares	$137	$428	$739	$1,624

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$213	$658	$1,129	$2,431

Portfolio Turnover

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.79% of the average value of its portfolio.

Principal Strategies

The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is generally considered to be an emerging market company if it:

•  is organized under the laws of, or has its principal office in an emerging market country;

•  has its principal securities trading market in an emerging market country;

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•  issues securities denominated in the currency of an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The Fund may invest in securities denominated in major currencies, including U.S. Dollars, and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization, including small and mid-cap securities.

Principal Risks

The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments–and therefore, the value of Fund shares–may fluctuate. These changes may occur because of:

•  Emerging Markets Risk: A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

•  Foreign Securities Risk: Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

•  Impact of Large Redemptions and Purchases of Fund Shares: Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

•  Market Risk: The Fund could lose value if the individual securities in which it invests or overall markets in which such securities trade decrease in value.

•  Securities Selection Risk: The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

•  Small- and Mid-Cap Securities Risk: In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

•  Valuation Risk: the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments decreases, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

02  Aberdeen Emerging Markets Fund: Summary Prospectus as of February 28, 2014

Performance

The bar chart and table below can help you evaluate potential risks of the Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for the Institutional Class have varied from year to year. The returns in the bar chart do not reflect the impact of taxes. If taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Emerging Markets Fund for periods prior to November 23, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Emerging Markets Fund adopted the performance of the Predecessor Fund as the result of a reorganization on November 23, 2009 in which the Emerging Markets Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Emerging Markets Fund and the Predecessor Fund have substantially similar investment objectives and strategies. On May 21, 2012, the Fund changed its name from Aberdeen Emerging Markets Institutional Fund to Aberdeen Emerging Markets Fund.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: May 21, 2012) are based on the previous performance of the Fund's Institutional Class shares. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: November 23, 2009) are based on the previous performance of the Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Annual Total Returns–Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 39.91% – 2nd quarter 2009
Worst Quarter: -22.69% – 4th quarter 2008

After-tax returns are shown in the following table for the Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns–as of December 31, 2013

	1 Year	5 Years	Since Inception (May 11, 2007)
Class A shares–Before Taxes	-13.14%	16.98%	6.85%
Class C shares–Before Taxes	-8.41%	18.13%	7.63%
Class R shares–Before Taxes	-8.06%	18.29%	7.74%
Institutional Class Shares–Before Taxes	-7.49%	18.52%	7.89%
Institutional Class shares–After Taxes on Distributions	-8.04%	17.91%	7.25%
Institutional Class shares–After Taxes on Distributions and Sale of Shares	-4.24%	14.85%	6.06%
Institutional Service Class Shares– Before Taxes	-7.68%	18.35%	7.78%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.27%	15.15%	2.85%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Emerging Markets Fund's investment adviser. The Adviser has selected Aberdeen Asset Management Asia Limited ("AAMAL") and Aberdeen Asset Managers Limited ("AAML") as subadvisers to the Fund.

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Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Devan Kaloo	Head of Emerging Markets	2009
Joanne Irvine	Head of Emerging Markets (ex-Asia)	2009
Hugh Young	Global Head of Equities and Head of Asian Equities	2009
Mark Gordon-James, CFA®	Senior Investment Manager	2009
Fiona Manning, CFA®	Senior Investment Manager	2009

Purchase and Sale of Fund Shares

Effective February 22, 2013, the Fund is closed to new investors, except in limited circumstances. Additional information is available in the "Investing in Aberdeen Funds–Fund Closure" section in the Fund's prospectus.

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), and generally do not apply to retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to apply or waive investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

04  Aberdeen Emerging Markets Fund: Summary Prospectus as of February 28, 2014

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